Pro forma net income per common share (unaudited) (Table)	12 Months Ended
Feb. 01, 2014
Earnings Per Share, Pro Forma [Abstract]
Schedule of Unaudited Pro forma basic and diluted net income per share

	Fiscal year 2013
(in millions, except per share data)	Basic	Diluted

Numerator:
Income available to common stockholders	$242	$242
Pro forma adjustment to net income to reflect tax-effected interest impact	15	15

Pro forma net income	$257	$257

Denominator:
Denominator for earnings per common share—weighted-average shares	174.8	178.7
Pro forma adjustment to reflect the offering	27.8	27.8

Weighted average shares of common stock outstanding used in computing the pro forma net income per share	202.6	206.5

Pro forma net income per share	$1.27	$1.25